Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The required SEC tabular disclosure for the Company’s Principal Executive Officers (“PEOs”) and average NEOs (excluding the PEOs) is set forth below:

							Value of Initial Fixed $100 Investment Based on:
Year(1) (a)	Summary Compensation Table Total for PEO (Calio) (b)	Compensation Actually Paid to PEO (Calio)(2)(4)(5) (c)	Summary Compensation Table Total for PEO (Hayes) (d)	Compensation Actually Paid to PEO (Hayes)(2)(4)(5) (e)	Average Summary Compensation Table Total for Non-PEO NEOs (f)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)(5) (g)	Total Shareowner Return(6) (h)	Peer Group Total Shareowner Return(6) (i)	Net Income (GAAP)(7) (j)	Adjusted Earnings Per Share(8) (k)
2025	$24,846,826	$88,622,978	–	–	$7,464,111	$24,903,063	$287.64	$230.45	$6,732	$6.88
2024	$18,004,831	$43,160,374	$14,598,458	$48,639,528	$6,119,056	$14,115,544	$178.17	$162.31	$4,774	$6.26
2023	–	–	$21,929,459	-$3,811,432	$8,225,337	$267,298	$126.58	$141.88	$3,195	$5.06
2022	–	–	$22,609,036	$45,201,677	$7,597,628	$12,510,354	$147.94	$132.89	$5,216	$4.78
2021	–	–	$23,316,063	$39,680,968	$9,666,013	$11,257,846	$123.27	$113.22	$3,897	$4.27

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The PEO in the 2025 reporting year was Christopher T. Calio. The PEOs in the 2024 reporting year were Christopher T. Calio and Gregory J. Hayes. The PEO for the 2023-2021 reporting years was Gregory J. Hayes. The NEOs in the 2025 reporting year were Neil G. Mitchill, Jr., Philip J. Jasper, Shane G. Eddy and Troy D. Brunk. The NEOs in the 2024 reporting year were: Neil G. Mitchill, Jr., Philip J. Jasper, Shane G. Eddy, Troy D. Brunk and Stephen J. Timm. The NEOs in the 2023 and 2022 reporting years were: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm and Wesley D. Kremer. The NEOs in the 2021 reporting year were Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, Michael R. Dumais, Anthony F. O’Brien III and Thomas A. Kennedy.

Peer Group Issuers, Footnote [Text Block]
(6)	Reflects TSR indexed to $100 per share for RTX and the S&P 500 Aerospace & Defense Industry Index, which is the industry line peer group reported in our 2025 Form 10-K. See page 84 for the TSR measurement periods used for each reporting year.

Adjustment To PEO Compensation, Footnote
(2)	The following amounts were deducted from and added to the SCT to arrive at the CAP for each of the applicable years for the PEO, as shown in columns (c) and (e):

	2025 (Calio)	2024 (Hayes)	2024 (Calio)	2023	2022	2021
Summary Compensation Table	$24,846,826	$14,598,458	$18,004,831	$21,929,459	$22,609,036	$23,316,063
Stock Awards	$10,875,391	$6,159,916	$8,315,559	$9,772,488	$9,352,104	$11,740,098
Option Awards	$6,753,909	$3,984,256	$5,379,072	$6,586,686	$6,425,871	$2,815,812
Change in Present Value of Pension Benefits	$48,257	$0	$0	$0	$0	$1,513,140
Total Deductions from SCT	$17,677,557	$10,144,172	$13,694,631	$16,359,174	$15,777,975	$16,069,050
Fair Value of Awards Granted During Year and Unvested as of Year-End	$36,841,486	$18,658,660	$25,189,252	$9,249,682	$18,142,022	$23,685,247
Fair Value of Awards Granted and Vested During the Year	$0	$0	$0	$0	$0	$0
Change in Fair Value of Prior Year Awards Unvested as of Year-End	$43,618,294	$23,409,788	$13,150,013	-$17,590,182	$15,968,806	$8,869,318
Change in Fair Value of Prior Year Awards that Vested During Year	$993,929	$2,116,794	$510,909	-$1,041,217	$4,259,788	-$120,609
Change in Fair Value of Prior Year Awards that Forfeited During Year	$0	$0	$0	$0	$0	$0
Dividends/Other Earnings Paid on Unvested Awards During Year	$0	$0	$0	$0	$0	$0
Service Cost of Pension Benefits	$0	$0	$0	$0	$0	$0
Prior Service Cost of Pension Benefits	$0	$0	$0	$0	$0	$0
Total Additions to CAP	$81,453,709	$44,185,242	$38,850,174	-$9,381,717	$38,370,616	$32,433,955
Compensation Actually Paid	$88,622,978	$48,639,528	$43,160,374	-$3,811,432	$45,201,677	$39,680,968

Non-PEO NEO Average Total Compensation Amount	$ 7,464,111	$ 6,119,056	$ 8,225,337	$ 7,597,628	$ 9,666,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,903,063	14,115,544	267,298	12,510,354	11,257,846
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The following amounts were deducted from and added to the SCT to arrive at the CAP for each of the applicable years for the average non-PEO NEOs, as shown in column (g):

	2025	2024	2023	2022	2021
Summary Compensation Table	$7,464,111	$6,119,056	$8,225,337	$7,597,628	$9,666,013
Stock Awards	$2,853,753	$2,790,237	$3,294,564	$3,219,892	$4,389,543
Option Awards	$1,772,128	$1,414,835	$2,221,250	$2,212,775	$1,093,639
Change in Present Value of Pension Benefits	$17,128	$850	$462,721	$0	$1,461,448
Total Deductions from SCT	$4,643,008	$4,205,922	$5,978,534	$5,432,667	$6,944,629
Fair Value of Awards Granted During Year and Unvested as of Year-End	$9,667,096	$7,271,020	$3,118,865	$6,246,737	$6,453,006
Fair Value of Awards Granted and Vested During the Year	$0	$0	$0	$0	$0
Change in Fair Value of Prior Year Awards Unvested as of Year-End	$12,096,356	$4,596,314	-$5,105,124	$3,459,419	$1,880,243
Change in Fair Value of Prior Year Awards that Vested During Year	$318,509	$335,076	-$150,609	$440,110	$104,110
Change in Fair Value of Prior Year Awards that Forfeited During Year	$0	$0	$0	$0	-$326,443
Dividends/Other Earnings Paid on Unvested Awards During Year	$0	$0	$26,113	$30,377	$99,047
Service Cost of Pension Benefits	$0	$0	$131,250	$168,750	$326,500
Prior Service Cost of Pension Benefits	$0	$0	$0	$0	$0
Total Additions to CAP	$22,081,961	$12,202,410	-$1,979,504	$10,345,393	$8,536,463
Compensation Actually Paid	$24,903,063	$14,115,544	$267,298	$12,510,354	$11,257,846

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

The charts below reflect the relationship between the CEO and Average NEO CAP (per the SEC’s definition), RTX’s TSR and the SEC-mandated TSR Peer Group—the S&P 500 Aerospace & Defense Industry Index.

CEO CAP vs. TSR

AVERAGE NEO CAP vs. TSR

HOW TSR USED FOR THE PVP TABLE DIFFERS FROM HOW WE USE TSR IN OUR PSUS

The SEC’s PvP disclosure rules require a comparison of CAP to RTX’s TSR and Peer Group TSR over differing time periods. This mandated comparison, and the performance measurement periods used, differ in the following ways from how our incentive plans are designed:

●	For our PSUs, we compare our TSR to both the companies within the S&P 500 Index and our Core A&D Peers (together “PSU Peer Groups”). For the SEC’s PvP disclosure, we compare our TSR only to the S&P 500 Aerospace & Defense Industry Index.
●	For our PSUs, we calculate TSR for both RTX and the companies within our PSU Peer Groups using a November/ December trailing average adjusted closing stock price for both the beginning and ending of the performance period. However, the PvP disclosures require the use of a point-to-point calculation.
●	For our PSUs, we measure performance using a three-year performance period, while the SEC rules require TSR to be calculated based on the following performance periods:

Reporting Year	Beginning	End	Number of Years
2025	1/2/2021	12/31/2025	5 years
2024	1/2/2021	12/31/2024	4 years
2023	1/2/2021	12/31/2023	3 years
2022	1/2/2021	12/31/2022	2 years
2021	1/2/2021	12/31/2021	1 year

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income (GAAP)

The charts below reflect the relationship between the CEO and Average NEO CAP, RTX’s GAAP net income (as required by the SEC), and a supplemental net income metric (adjusted net income) that we use for our annual incentive plan. Both GAAP and adjusted net income reflect a one-year performance measurement period.

We do not use net income as a metric in our long-term incentive plan. Since long-term incentives comprise the largest portion of our NEOs’ pay, and CAP values include four years of LTI awards and only one year of annual incentives in each reporting year, the relationship between CAP and net income is less evident.

CEO CAP vs. NET INCOME

AVERAGE NEO CAP vs. NET INCOME

(1)	Adjusted net income is a financial metric used solely for AIP purposes and is defined in Appendix B on page 102. This metric may differ from other non-GAAP metrics used and described in Appendix A.

HOW NET INCOME USED FOR THE PVP TABLE DIFFERS FROM HOW WE USE NET INCOME IN OUR ANNUAL INCENTIVE PLAN

The SEC’s PvP disclosure rules require disclosure of the relationship between CAP and RTX’s net income (GAAP) for each reporting year. This use of GAAP net income differs from the adjusted net income measure we use for annual incentive purposes, which more closely aligns with the non-GAAP financial expectations and results we communicate to shareowners.

For our annual incentive plan, GAAP net income is adjusted for changes in tax laws, tariffs and accounting rules, restructuring, the impact of acquisitions and divestitures (including acquisition accounting adjustments), and significant and/or nonrecurring items, as shown in Appendix B on page 102. Our use of this adjusted net income definition aligns with the HCC Committee’s belief that annual incentives should not be positively or negatively impacted by short-term decisions made in the best interests of RTX’s long-term business strategies. Adjusted net income encourages decision-making that considers long-term value creation but does not conflict with our short-term incentive metrics.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and the Company-Selected Measure (Adjusted EPS)

The charts below reflect the relationship between the CEO CAP and Average NEO CAP and RTX’s adjusted EPS for the applicable reporting year. This metric is used to determine vesting of our PSUs. We consider adjusted EPS to be the most important financial measure used to link pay to performance in 2024 because LTI is the largest component of NEO compensation, PSUs make up 60% of LTI and adjusted EPS performance determines 35% of total PSU vesting. Further, because we use adjusted EPS when we communicate our earnings expectations to our investors, we believe it is substantially correlated with our stock price performance, and thus to CAP.

CEO CAP vs. ADJUSTED EPS

AVERAGE NEO CAP vs. ADJUSTED EPS

(1)	The value shown for 2025 reflects the 2025 Adjusted EPS used to calculate performance for the 2023-2025 PSUs, as defined in Appendix B on page 102. The value shown for 2024 reflects the 2024 Adjusted EPS used to calculate performance for the 2022-2024 PSUs, as defined in Appendix B of our Proxy Statement filed on March 10, 2025. Adjusted EPS for 2023, 2022 and 2021 are detailed in Appendix A of our Proxy Statements filed on March 11, 2024, March 13, 2023, and March 14, 2022, respectively.

Tabular List, Table
Annual Incentive Plan

●

Earnings measure the immediate impact of operating decisions on the Company’s annual performance. For our Corporate executives, we use adjusted net income as our RTX-wide earnings metric, and for our business units, we use adjusted segment operating income.

●

Free Cash Flow measures our ability to generate cash to fund our operations and key business investments—whether that means funding critical research and development, strategic acquisitions, paying down debt or distributing earnings to our shareowners.

Performance Share Units

●

Adjusted Earnings Per Share measures the Company’s ability to create long-term, sustainable earnings that will ultimately drive total shareowner return.

●

Return on Invested Capital measures the efficiency with which we allocate capital resources, considering not just the quantity of earnings but also the quality of earnings and investments that drive sustainable growth.

●

Total Shareowner Return vs. our Core A&D Peers and the companies in the S&P 500 Index measures our ability to return value to our shareowners compared to our Core A&D Peers and a broad index investment opportunity.

Total Shareholder Return Amount					123.27	$ 147.94	$ 126.58	$ 178.17	$ 287.64
Peer Group Total Shareholder Return Amount					113.22	$ 132.89	$ 141.88	$ 162.31	$ 230.45
Net Income (Loss) Attributable to Parent	$ 6,732,000,000	$ 4,774,000,000	$ 3,195,000,000	$ 5,216,000,000	$ 3,897,000,000
Company Selected Measure Amount | $ / shares	6.88	6.26	5.06	4.78	4.27
PEO Name	Christopher T. Calio		Gregory J. Hayes	Gregory J. Hayes	Gregory J. Hayes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]
(8)	The value shown for 2025 reflects the 2025 Adjusted EPS used to calculate performance for the 2023-2025 PSUs, as defined in Appendix B on page 102. The value shown for 2024 reflects the 2024 Adjusted EPS used to calculate performance for the 2022-2024 PSUs, as defined in Appendix B of our Proxy Statement filed on March 10, 2025. Adjusted EPS for 2023, 2022 and 2021 are detailed in Appendix A of our Proxy Statements filed on March 11, 2024, March 13, 2023, and March 14, 2022, respectively.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name	Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name	Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Name	Total Shareowner Return vs. our Core A&D Peers and the companies in the S&P 500 Index
Non-PEO NEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,853,753	$ 2,790,237	$ 3,294,564	$ 3,219,892	$ 4,389,543
Non-PEO NEO [Member] | Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,772,128	1,414,835	2,221,250	2,212,775	1,093,639
Non-PEO NEO [Member] | Change in Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,128	850	462,721	0	1,461,448
Non-PEO NEO [Member] | Total Deductions from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,643,008	4,205,922	5,978,534	5,432,667	6,944,629
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,667,096	7,271,020	3,118,865	6,246,737	6,453,006
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,096,356	4,596,314	(5,105,124)	3,459,419	1,880,243
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	318,509	335,076	(150,609)	440,110	104,110
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	(326,443)
Non-PEO NEO [Member] | Dividends/Other Earnings Paid on Unvested Awards During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	26,113	30,377	99,047
Non-PEO NEO [Member] | Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	131,250	168,750	326,500
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Total Additions to CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,081,961	12,202,410	(1,979,504)	10,345,393	8,536,463
Calio [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	24,846,826	18,004,831	0	0	0
PEO Actually Paid Compensation Amount	88,622,978	$ 43,160,374	0	0	0
PEO Name		Christopher T. Calio
Calio [Member] | PEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,875,391	$ 8,315,559
Calio [Member] | PEO [Member] | Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,753,909	5,379,072
Calio [Member] | PEO [Member] | Change in Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,257	0
Calio [Member] | PEO [Member] | Total Deductions from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,677,557	13,694,631
Calio [Member] | PEO [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,841,486	25,189,252
Calio [Member] | PEO [Member] | Fair Value of Awards Granted and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Calio [Member] | PEO [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,618,294	13,150,013
Calio [Member] | PEO [Member] | Change in Fair Value of Prior Year Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	993,929	510,909
Calio [Member] | PEO [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Calio [Member] | PEO [Member] | Dividends/Other Earnings Paid on Unvested Awards During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Calio [Member] | PEO [Member] | Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Calio [Member] | PEO [Member] | Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Calio [Member] | PEO [Member] | Total Additions to CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,453,709	38,850,174
Hayes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	14,598,458	21,929,459	22,609,036	23,316,063
PEO Actually Paid Compensation Amount	$ 0	$ 48,639,528	(3,811,432)	45,201,677	39,680,968
PEO Name		Gregory J. Hayes
Hayes [Member] | PEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 6,159,916	9,772,488	9,352,104	11,740,098
Hayes [Member] | PEO [Member] | Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,984,256	6,586,686	6,425,871	2,815,812
Hayes [Member] | PEO [Member] | Change in Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	1,513,140
Hayes [Member] | PEO [Member] | Total Deductions from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,144,172	16,359,174	15,777,975	16,069,050
Hayes [Member] | PEO [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,658,660	9,249,682	18,142,022	23,685,247
Hayes [Member] | PEO [Member] | Fair Value of Awards Granted and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Hayes [Member] | PEO [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,409,788	(17,590,182)	15,968,806	8,869,318
Hayes [Member] | PEO [Member] | Change in Fair Value of Prior Year Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,116,794	(1,041,217)	4,259,788	(120,609)
Hayes [Member] | PEO [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Hayes [Member] | PEO [Member] | Dividends/Other Earnings Paid on Unvested Awards During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Hayes [Member] | PEO [Member] | Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Hayes [Member] | PEO [Member] | Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Hayes [Member] | PEO [Member] | Total Additions to CAP
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 44,185,242	$ (9,381,717)	$ 38,370,616	$ 32,433,955